Offerings	May 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, issuable under the DraftKings Inc. 2020 Incentive Award Plan (the "Incentive Plan")
Amount Registered | shares	90,496,230
Proposed Maximum Offering Price per Unit	33.54
Maximum Aggregate Offering Price	$ 3,035,243,554.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 464,695.79
Offering Note	Note 1.a - Applies to offering lines 1 and 2. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") to which this exhibit relates shall also cover any additional shares of Class A common stock, par value $0.0001 per share (the "Class A Common Stock"), of DraftKings Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration and that, in each case, increases the number of outstanding shares of Class A Common Stock. Note 1.b - The Amount Registered represents 90,496,230 additional shares of Class A Common Stock issuable pursuant to the "evergreen" provision under the Incentive Plan, consisting of the following annual increases: (i) 19,815,000 shares of Class A Common Stock on January 4, 2021, (ii) 22,537,000 shares of Class A Common Stock on January 3, 2023, (iii) 23,634,874 shares of Class A Common Stock on January 2, 2024 and (iv) 24,509,356 shares of Class A Common Stock on January 2, 2025. The "evergreen" provision in the Incentive Plan provides for an annual increase on the first trading day of each calendar year by a number of shares equal to 5% of the total outstanding shares of Class A Common Stock on the last day of the prior calendar year (subject to a maximum annual increase of 33,000,000 shares); provided, that the Registrant's board of directors may act prior to January 1 of a given year to provide that there will be no such increase in the share reserve for such year or that the increase in the share reserve for such year will be a lesser number of shares than would otherwise occur pursuant to the foregoing. Note 1.c - Applies to offering lines 1 and 2. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee calculated in accordance with Rules 457(c) and 457(h) of the Securities Act. The aggregate offering price is the average of the high and low prices of the Registrant's Class A Common Stock as reported on the Nasdaq Global Select Market on May 6, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, issuable under the DraftKings Inc. Employee Stock Purchase Plan (as amended and restated, the "ESPP")
Amount Registered | shares	14,136,246
Proposed Maximum Offering Price per Unit	33.54
Maximum Aggregate Offering Price	$ 474,129,690.84
Fee Rate	0.01531%
Amount of Registration Fee	$ 72,589.26
Offering Note	Note 2.a - See Note 1.a above. Note 2.b - The Amount Registered represents 14,136,246 additional shares of Class A Common Stock issuable pursuant to the "evergreen" provision under the ESPP, consisting of the following annual increases: (i) 4,507,400 shares of Class A Common Stock on January 3, 2023, (ii) 4,726,975 shares of Class A Common Stock on January 2, 2024 and (iii) 4,901,871 shares of Class A Common Stock on January 2, 2025. The "evergreen' provision in the ESPP provides for an annual increase on the first trading day of each calendar year by a number of shares equal to 1% of the total number of outstanding shares of Class A Common Stock on the last day of the prior calendar year (subject to a maximum annual increase of 6,600,000 shares); provided, that the Registrant's board of directors may act prior to January 1 of a given year to provide that there will be no such increase in the share reserve for such year or that the increase in the share reserve for such year will be a lesser number of shares than would otherwise occur pursuant to the foregoing. Note 2.c - See Note 1.c above.